Related Party Balances and Transactions (Details) - Schedule of loans-related party		Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Related Party Transaction [Line Items]
Total		¥ 87,025,789	$ 12,474,669	¥ 127,755,993
Current portion of shareholder loan		70,987,603	10,175,683
Shareholder loan—non-current		16,038,186	2,298,986	127,755,993
Loan [Member] | Jie Zhao [Member] | Chairman of Wimi Cayman [Member]
Related Party Transaction [Line Items]
Total		4,850,000	695,221	117,124,000
Loan [Member] | Jie Zhao [Member] | Chairman of Wimi Cayman [Member]
Related Party Transaction [Line Items]
Total	[1]	6,675,789	956,938	6,431,993
Loan [Member] | Shanghai Junei Internet Co. [Member] | Under common control of Jie Zhao [Member]
Related Party Transaction [Line Items]
Total		75,500,000	10,822,510
Loan [Member] | Enweiliangzi Investment Co. [Member] | Under common control of Jie Zhao [Member]
Related Party Transaction [Line Items]
Total				¥ 4,200,000

[1]	There has been no change in the balance of the loan, change was due to exchange difference.